Equity Method Investments	6 Months Ended
Sep. 30, 2025
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
11.	Equity method investments
Equity method investments at March 31, 2025 and September 30, 2025 consists of the following:

	Millions of yen
	March 31, 2025	September 30, 2025
Investment in corporate entities	¥973,795	¥825,879
Investment in real estate joint ventures	137,274	144,363
Investment in partnerships and other investments	208,946	270,437

	¥1,320,015	¥1,240,679